              OPPENHEIMER MAIN STREET FUND(R)
         Supplement dated September 17, 2003 to the
 Statement of Additional Information dated October 23, 2002

The  Statement  of  Additional  Information  is  changed  as follows:

1.    The  supplement  dated  September  12,  2003 is hereby
        withdrawn.

2.    The section  titled  "Investment  in Other  Investment
      Companies"   on  page  7  is  amended  by  adding  the
      following sentence to the end of the first paragraph:

      As a non-fundamental policy, the Fund cannot
      invest in the securities of other registered
      open-end investment companies or registered
      unit investment trusts in reliance on
      sub-paragraph (F) or (G) of section 12(d)(1) of
      the Investment Company Act.

3.    Effective  September  30,  2003,  the  section  titled
      "Directors  and  Officers  of the Fund" is  changed as
      follows:

      Mr.  Albers is deleted and Dr.  Reinganum  is added to
      the first sentence of the fourth  paragraph on page 24
      and to the first  sentence of the first  paragraph  on
      page 30.

      The  biography  of Charles  Albers is deleted  and the
      biography of Dr. Marc Reinganum is added on page 31:

      ----------------------------------------------------------------------
                              Officers of the Fund
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Name, Position(s)
      Held with Fund,
      Length of Service,      Principal Occupation(s) During Past 5 Years
      Age
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Dr. Marc Reinganum,   Vice President  (since  September  2002) of the
      Vice President and    Manager;  a Director of  Quantitative  Research
      Portfolio Manager     and   Portfolio    Strategist   for   Equities.
      since October 2003    Formerly the Mary Jo Vaughn  Rauscher  Chair in
      Age:  50              Financial  Investments  at  Southern  Methodist
                            University  since 1995.  At Southern  Methodist
                            University  he also  served as the  Director of
                            the Finance Institute,  Chairman of the Finance
                            Department,  President  of the  Faculty  at the
                            Cox School of Business  and member of the Board
                            of Trustee Investment Committee.
      ----------------------------------------------------------------------

4.    Effective  April 30,  2003,  the Fund's  name  changed
      from  "Oppenheimer  Main Street  Growth & Income Fund"
      to "Oppenheimer  Main Street Fund".  References in the
      Statement of  Additional  Information  to  Oppenheimer
      Main Street  Growth & Income Fund are  replaced by the
      new fund name Oppenheimer Main Street Fund.

September 17, 2003                                     PX0700.015